SHARE CAPITAL - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Shares issued proceeds-total		3,000,000
Share issued price		$ 4.7
Aggregate gross proceeds	$ 14,496,000	$ 14,082,000
Flow-Through Share
SHARE CAPITAL
Shares issued proceeds-total	2,702,703
Share issued price	$ 5.55
Aggregate gross proceeds	$ 15,000,000
Share capital
SHARE CAPITAL
Shares issued proceeds-total	2,702,703	3,000,000
Canadian Exploration Expense flow-through financing
SHARE CAPITAL
Aggregate gross proceeds		$ 14,100,000